DERIVATIVE FINANCIAL INSTRUMENTS (Net fair value) (Details) - Fair value hedges - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets for hedging	$ 1,572	$ 1,196
Derivative financial liabilities for hedging	(6,358)	(3,024)
Interest rate swap contracts
Disclosure of detailed information about hedging instruments [line items]
Derivative financial liabilities for hedging	(523)	(17)
Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets for hedging	1,572	1,196
Derivative financial liabilities for hedging	$ (5,835)	$ (3,007)